Earnings Per Common Share	12 Months Ended
Dec. 31, 2011
Earnings Per Common Share [Abstract]
Earnings Per Common Share

2. Earnings per common share

The following table shows how the earnings per common share attributable to Unisys Corporation were computed for the three years ended December 31, 2011.

Year ended December 31 (millions, except per share data)	2011	2010	2009
Basic earnings per common share computation
Net income from continuing operations attributable to Unisys Corporation common stockholders	$120.5	$158.9	$172.2
Income from discontinued operations, net of tax	–	77.2	17.1
Net income attributable to Unisys Corporation common stockholders	$120.5	$236.1	$189.3
Weighted average shares (thousands)	43,145	42,562	39,241
Basic earnings per common share
Continuing operations	$2.79	$3.74	$4.38
Discontinued operations	–	1.81	.44
Total	$2.79	$5.55	$4.82
Diluted earnings per common share computation
Net income from continuing operations attributable to Unisys Corporation common shareholders	$120.5	$158.9	$172.2
Add preferred stock dividends	13.5	–	–
Net income from continuing operations attributable to Unisys Corporation for diluted earnings per share	134.0	158.9	172.2
Income from discontinued operations, net of tax	–	77.2	17.1
Net income attributable to Unisys Corporation for diluted earnings per share	$134.0	$236.1	$189.3
Weighted average shares (thousands)	43,145	42,562	39,241
Plus incremental shares from assumed conversions
Employee stock plans	553	771	593
Preferred stock	5,780	–	–
Adjusted weighted average shares	49,478	43,333	39,834
Diluted earnings per common share
Continuing operations	$2.71	$3.67	$4.32
Discontinued operations	–	1.78	.43
Total	$2.71	$5.45	$4.75

In 2011, 2010 and 2009, the following weighted-average number of stock options and restricted stock units were antidilutive and therefore excluded from the computation of diluted earnings per common share (in thousands): 2,119; 2,545; and 3,165, respectively.